Demerger	12 Months Ended
Dec. 31, 2025
Demerger
Demerger

21. Demerger

The Group results from the demerger of the Ice Cream Business previously owned by Unilever PLC (Unilever Group) and is publicly listed with its shares admitted to trading on Euronext Amsterdam, the London Stock Exchange, and the New York Stock Exchange on 8 December 2025 (the Admission).

Separation

In preparation for the planned demerger, the Ice Cream business was separated within Unilever into a distinct legal structure.

This legal separation has been achieved through: (i) the incorporation and reorganisation of the Group Companies to form a stand-alone group of companies within the wider Unilever Group; and (ii) the transfer by the Unilever Group of those legal entities, assets (including intellectual property rights) and liabilities that comprise the Ice Cream Business to the Group (as further described below). The Separation was substantially completed on 1 July 2025 and members of the Unilever Group and the Group entered into a number of transitional arrangements pursuant to which both corporate groups will provide certain services to the other, including Local Operating Models Agreements (OMAs) and the Global Transitional Services Agreement (GTSA). In certain territories it was necessary for the relevant local separation to be deferred until after 1 July 2025.

The Separation was implemented through asset transfers in territories where Unilever entities also operated non-Ice Cream businesses, and through share transfers in territories where the Ice Cream Business was operated by dedicated or near-dedicated entities.

No Ice Cream Business in Russia was transferred to the Group pursuant to the Separation, Unilever having disposed of its businesses in Russia in 2024.

The consideration payable by the relevant Group Companies to the relevant Unilever Group Companies arising from the Separation transfers described above was generally calculated on the basis of a third-party valuation exercise. Unilever granted intercompany facility of up to €11 billion to Group on 1 July 2025, of which the Group drew down €10,615 million to settle the consideration. Of this amount, €3,162 million was repaid to Unilever in cash and the balance was capitalised before the Demerger.

TSAs and interim operating models

The Group and the Unilever Group have entered into certain transitional arrangements (including the GTSA and OMAs). These arrangements have been entered into in order to ensure that the Group can continue to operate its business while it develops the capacity to operate independently of the Unilever Group.

Under the GTSA, Unilever provides certain services on a transitional basis, including, among others, certain IT infrastructure and support services, financial services and support, operations management services, distribution services, the use of offices and facilities, logistics and supply-chain management.

The Local OMAs include the following model and arrangements:

●	Undisclosed agency model: Unilever sells ice cream products in its own name but under the instruction of the Group, temporarily holds legal title to goods, collects revenue on the Group’s behalf, and returns the proceeds after deducting commissions.
●	Strategic management model: The Group provides strategic oversight while Unilever executes sales and operational activities; the Group recognises all revenue, and Unilever pays management fees while receiving compensation for ancillary commercial tasks.
●	Strategic consultancy agreements: The Group oversees procurement operations, although Unilever remains the contracting party with third party manufacturers.
●	Manufacturing agreements: Manufacturing continues through toll manufacturing agreements or co-packing agreements in most countries, with Unilever producing on behalf of the Group.

Under the Transitional Services Agreements, Unilever transacts with customers on the Group's behalf, however, the Group sets prices, is responsible to fulfil customer orders, and bears inventory risk. Accordingly, the Group is the principal and recognises revenue gross, with Unilever acting as agent. The Transition period is the period during which the Group will be under the GTSA and the OMAs. The Group gradually exits these arrangements with full exit expected by end of 2027.

Subsidies

The Group paid an inventory subsidy of €905 million to Unilever to compensate Unilever for its investment in inventory that it retains legal title for until the end of the GTSA period. Unilever is obligated to repay the inventory subsidy at the end of the GTSA period when the inventory will be legally transferred to the Group.

The Group also received a €300 million Non-Inventory Working Capital Subsidy from Unilever. The Non-Inventory Working Capital Subsidy is a cash flow mechanism designed to maintain the Group cash flow profile following the Separation for certain markets, as certain outstanding payables were retained by Unilever. The Non-Inventory Working Capital Subsidy is repayable at the respective TSA exit.

No interest is being charged or paid for both Subsidies. Subsequent cash flows are presented in cash from operating activities.

Intellectual property arrangements

Prior to the Separation, the intellectual property (“IP”) rights used in the Ice Cream Business were owned by entities within the Unilever Group. As part of the Separation, IP rights were assigned to the Group. As part of the Separation, the Unilever Group has granted the Group a number of licences to use certain retained Unilever IP rights in relation to the Ice Cream Business, and the Group will grant the Unilever Group a number of licences to use certain transferred IP rights in relation to Unilever’s retained businesses.

The Demerger

The Demerger was effected by the Group and the Unilever Group through several steps in accordance with the terms of the Demerger Agreement.

The Demerger was executed via an interim in specie dividend declared by the Unilever board of directors (the “Demerger Dividend”). The Demerger Dividend was satisfied by the transfer of the Group by Unilever to the Company shortly prior to Admission. In consideration for this transfer, the Company allotted and issued the relevant Shares to each Unilever Shareholder recorded on the Unilever share register and each Unilever ADS Holder holding a Unilever ADS at the Record Time in the ratio of one Share for every five Unilever Shares or Unilever ADSs then held. Upon these steps having taken place, the Company became the parent company of the Group.

Shortly after completion of the Demerger, a series of corporate reorganisation steps (including the allotment and issuance of Shares by the Company) were undertaken which resulted in 121,877,281 Shares being held by, or on behalf of, Unilever Group Companies. The number of Shares held by, or on behalf of, Unilever Group Companies at Admission is 19.9 % of the total issued share capital of the Company (the “Unilever Retained Stake”). In accordance with applicable US federal tax laws and regulations, Unilever has indicated to the Company that it will exercise any votes attaching to the Unilever Retained Stake in proportion to the votes cast by the Company’s other Shareholders.